Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2012
Nova Fund (First Prospectus Summary) | Nova Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYNAX
Nova Fund (First Prospectus Summary) | Nova Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYNVX
S&P 500 Fund (First Prospectus Summary) | S&P 500 Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSPX
Inverse S&P 500 Strategy Fund (First Prospectus Summary) | Inverse S&P 500 Strategy Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYUAX
Inverse S&P 500 Strategy Fund (First Prospectus Summary) | Inverse S&P 500 Strategy Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYURX
NASDAQ-100 Fund (First Prospectus Summary) | NASDAQ-100 Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAOX
NASDAQ-100 Fund (First Prospectus Summary) | NASDAQ-100 Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYOCX
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAAX
Inverse NASDAQ-100 Strategy Fund (First Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAIX
Mid-Cap 1.5x Strategy Fund (First Prospectus Summary) | Mid-Cap 1.5x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMDX
Inverse Mid-Cap Strategy Fund (First Prospectus Summary) | Inverse Mid-Cap Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMHX
Russell 2000 1.5x Strategy Fund (First Prospectus Summary) | Russell 2000 1.5x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMKX
Russell 2000 Fund (First Prospectus Summary) | Russell 2000 Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRHX
Inverse Russell 2000 Strategy Fund (First Prospectus Summary) | Inverse Russell 2000 Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSHX
S&P 500 Pure Growth Fund (First Prospectus Summary) | S&P 500 Pure Growth Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAWX
S&P 500 Pure Value Fund (First Prospectus Summary) | S&P 500 Pure Value Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYZAX
S&P MidCap 400 Pure Growth Fund (First Prospectus Summary) | S&P MidCap 400 Pure Growth Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBHX
S&P MidCap 400 Pure Value Fund (First Prospectus Summary) | S&P MidCap 400 Pure Value Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAVX
S&P SmallCap 600 Pure Growth Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWAX
S&P SmallCap 600 Pure Value Fund (First Prospectus Summary) | S&P SmallCap 600 Pure Value Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAZX
Banking Fund (First Prospectus Summary) | Banking Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYKAX
Banking Fund (First Prospectus Summary) | Banking Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYKIX
Basic Materials Fund (First Prospectus Summary) | Basic Materials Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBAX
Basic Materials Fund (First Prospectus Summary) | Basic Materials Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBIX
Biotechnology Fund (First Prospectus Summary) | Biotechnology Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYOAX
Biotechnology Fund (First Prospectus Summary) | Biotechnology Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYOIX
Consumer Products Fund (First Prospectus Summary) | Consumer Products Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCAX
Consumer Products Fund (First Prospectus Summary) | Consumer Products Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCIX
Electronics Fund (First Prospectus Summary) | Electronics Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSAX
Electronics Fund (First Prospectus Summary) | Electronics Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSIX
Energy Fund (First Prospectus Summary) | Energy Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEAX
Energy Fund (First Prospectus Summary) | Energy Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEIX
Energy Services Fund (First Prospectus Summary) | Energy Services Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVAX
Energy Services Fund (First Prospectus Summary) | Energy Services Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVIX
Financial Services Fund (First Prospectus Summary) | Financial Services Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFAX
Financial Services Fund (First Prospectus Summary) | Financial Services Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFIX
Health Care Fund (First Prospectus Summary) | Health Care Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHAX
Health Care Fund (First Prospectus Summary) | Health Care Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHIX
Internet Fund (First Prospectus Summary) | Internet Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIAX
Internet Fund (First Prospectus Summary) | Internet Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIIX
Leisure Fund (First Prospectus Summary) | Leisure Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLAX
Leisure Fund (First Prospectus Summary) | Leisure Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLIX
Precious Metals Fund (First Prospectus Summary) | Precious Metals Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMPX
Precious Metals Fund (First Prospectus Summary) | Precious Metals Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYPMX
Retailing Fund (First Prospectus Summary) | Retailing Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRAX
Retailing Fund (First Prospectus Summary) | Retailing Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRIX
Technology Fund (First Prospectus Summary) | Technology Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTAX
Technology Fund (First Prospectus Summary) | Technology Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTIX
Telecommunications Fund (First Prospectus Summary) | Telecommunications Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMAX
Telecommunications Fund (First Prospectus Summary) | Telecommunications Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMIX
Transportation Fund (First Prospectus Summary) | Transportation Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYPAX
Transportation Fund (First Prospectus Summary) | Transportation Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYPIX
Utilities Fund (First Prospectus Summary) | Utilities Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAUX
Utilities Fund (First Prospectus Summary) | Utilities Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYUIX
Europe 1.25x Strategy Fund (First Prospectus Summary) | Europe 1.25x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEUX
Japan 2x Strategy Fund (First Prospectus Summary) | Japan 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJHX
Emerging Markets 2x Strategy Fund (First Prospectus Summary) | Emerging Markets 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWZX
Inverse Emerging Markets 2x Strategy Fund (First Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWYX
Strengthening Dollar 2x Strategy Fund (First Prospectus Summary) | Strengthening Dollar 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSBX
Weakening Dollar 2x Strategy Fund (First Prospectus Summary) | Weakening Dollar 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWBX
Real Estate Fund (First Prospectus Summary) | Real Estate Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHRX
Government Long Bond 1.2x Strategy Fund (First Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYADX
Government Long Bond 1.2x Strategy Fund (First Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGBX
Inverse Government Long Bond Strategy Fund (First Prospectus Summary) | Inverse Government Long Bond Strategy Fund | Advisor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJAX
Inverse Government Long Bond Strategy Fund (First Prospectus Summary) | Inverse Government Long Bond Strategy Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJUX
High Yield Strategy Fund (First Prospectus Summary) | High Yield Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHGX
Inverse High Yield Strategy Fund (First Prospectus Summary) | Inverse High Yield Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIHX
U.S. Long Short Momentum Fund (First Prospectus Summary) | U.S. Long Short Momentum Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSRX
Event Driven and Distressed Strategies Fund (First Prospectus Summary) | Event Driven and Distressed Strategies Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDSX
Long Short Equity Strategy Fund (First Prospectus Summary) | Long Short Equity Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJLX
Long Short Interest Rate Strategy Fund (First Prospectus Summary) | Long Short Interest Rate Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBUX
All-Asset Conservative Strategy Fund (First Prospectus Summary) | All-Asset Conservative Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEPX
All-Asset Moderate Strategy Fund (First Prospectus Summary) | All-Asset Moderate Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMLX
All-Asset Aggressive Strategy Fund (First Prospectus Summary) | All-Asset Aggressive Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGHX
U.S. Government Money Market Fund (First Prospectus Summary) | U.S. Government Money Market Fund | Money Market Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFXX
Nova Fund (Second Prospectus Summary) | Nova Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYANX
Nova Fund (Second Prospectus Summary) | Nova Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYNCX
S&P 500 Fund (Second Prospectus Summary) | S&P 500 Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSOX
S&P 500 Fund (Second Prospectus Summary) | S&P 500 Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSYX
Inverse S&P 500 Strategy Fund (Second Prospectus Summary) | Inverse S&P 500 Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYARX
Inverse S&P 500 Strategy Fund (Second Prospectus Summary) | Inverse S&P 500 Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYUCX
NASDAQ-100 Fund (Second Prospectus Summary) | NASDAQ-100 Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYATX
NASDAQ-100 Fund (Second Prospectus Summary) | NASDAQ-100 Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCOX
Inverse NASDAQ-100 Strategy Fund (Second Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAPX
Inverse NASDAQ-100 Strategy Fund (Second Prospectus Summary) | Inverse NASDAQ-100 Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYACX
Mid-Cap 1.5x Strategy Fund (Second Prospectus Summary) | Mid-Cap 1.5x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAHX
Mid-Cap 1.5x Strategy Fund (Second Prospectus Summary) | Mid-Cap 1.5x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDCX
Inverse Mid-Cap Strategy Fund (Second Prospectus Summary) | Inverse Mid-Cap Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAGX
Inverse Mid-Cap Strategy Fund (Second Prospectus Summary) | Inverse Mid-Cap Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCLX
Russell 2000 1.5x Strategy Fund (Second Prospectus Summary) | Russell 2000 1.5x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAKX
Russell 2000 1.5x Strategy Fund (Second Prospectus Summary) | Russell 2000 1.5x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCMX
Russell 2000 Fund (Second Prospectus Summary) | Russell 2000 Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRRX
Russell 2000 Fund (Second Prospectus Summary) | Russell 2000 Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYROX
Inverse Russell 2000 Strategy Fund (Second Prospectus Summary) | Inverse Russell 2000 Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAFX
Inverse Russell 2000 Strategy Fund (Second Prospectus Summary) | Inverse Russell 2000 Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCQX
S&P 500 Pure Growth Fund (Second Prospectus Summary) | S&P 500 Pure Growth Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLGX
S&P 500 Pure Growth Fund (Second Prospectus Summary) | S&P 500 Pure Growth Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGRX
S&P 500 Pure Value Fund (Second Prospectus Summary) | S&P 500 Pure Value Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLVX
S&P 500 Pure Value Fund (Second Prospectus Summary) | S&P 500 Pure Value Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVVX
S&P MidCap 400 Pure Growth Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Growth Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMGX
S&P MidCap 400 Pure Growth Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Growth Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCKX
S&P MidCap 400 Pure Value Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Value Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMVX
S&P MidCap 400 Pure Value Fund (Second Prospectus Summary) | S&P MidCap 400 Pure Value Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMMX
S&P SmallCap 600 Pure Growth Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSGX
S&P SmallCap 600 Pure Growth Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Growth Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWCX
S&P SmallCap 600 Pure Value Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Value Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSVX
S&P SmallCap 600 Pure Value Fund (Second Prospectus Summary) | S&P SmallCap 600 Pure Value Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYYCX
Banking Fund (Second Prospectus Summary) | Banking Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBKX
Banking Fund (Second Prospectus Summary) | Banking Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYKCX
Basic Materials Fund (Second Prospectus Summary) | Basic Materials Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBMX
Basic Materials Fund (Second Prospectus Summary) | Basic Materials Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBCX
Biotechnology Fund (Second Prospectus Summary) | Biotechnology Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBOX
Biotechnology Fund (Second Prospectus Summary) | Biotechnology Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCFX
Consumer Products Fund (Second Prospectus Summary) | Consumer Products Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYPDX
Consumer Products Fund (Second Prospectus Summary) | Consumer Products Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCPX
Electronics Fund (Second Prospectus Summary) | Electronics Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYELX
Electronics Fund (Second Prospectus Summary) | Electronics Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSCX
Energy Fund (Second Prospectus Summary) | Energy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYENX
Energy Fund (Second Prospectus Summary) | Energy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYECX
Energy Services Fund (Second Prospectus Summary) | Energy Services Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYESX
Energy Services Fund (Second Prospectus Summary) | Energy Services Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYVCX
Financial Services Fund (Second Prospectus Summary) | Financial Services Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFNX
Financial Services Fund (Second Prospectus Summary) | Financial Services Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFCX
Health Care Fund (Second Prospectus Summary) | Health Care Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHEX
Health Care Fund (Second Prospectus Summary) | Health Care Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHCX
Internet Fund (Second Prospectus Summary) | Internet Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYINX
Internet Fund (Second Prospectus Summary) | Internet Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYICX
Leisure Fund (Second Prospectus Summary) | Leisure Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLSX
Leisure Fund (Second Prospectus Summary) | Leisure Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYLCX
Precious Metals Fund (Second Prospectus Summary) | Precious Metals Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMNX
Precious Metals Fund (Second Prospectus Summary) | Precious Metals Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYZCX
Retailing Fund (Second Prospectus Summary) | Retailing Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRTX
Retailing Fund (Second Prospectus Summary) | Retailing Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYRCX
Technology Fund (Second Prospectus Summary) | Technology Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTHX
Technology Fund (Second Prospectus Summary) | Technology Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCHX
Telecommunications Fund (Second Prospectus Summary) | Telecommunications Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTLX
Telecommunications Fund (Second Prospectus Summary) | Telecommunications Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCSX
Transportation Fund (Second Prospectus Summary) | Transportation Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYTSX
Transportation Fund (Second Prospectus Summary) | Transportation Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCNX
Utilities Fund (Second Prospectus Summary) | Utilities Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYUTX
Utilities Fund (Second Prospectus Summary) | Utilities Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCUX
Europe 1.25x Strategy Fund (Second Prospectus Summary) | Europe 1.25x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAEX
Europe 1.25x Strategy Fund (Second Prospectus Summary) | Europe 1.25x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCEX
Japan 2x Strategy Fund (Second Prospectus Summary) | Japan 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJSX
Japan 2x Strategy Fund (Second Prospectus Summary) | Japan 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJTX
Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Emerging Markets 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWTX
Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Emerging Markets 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWUX
Inverse Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWWX
Inverse Emerging Markets 2x Strategy Fund (Second Prospectus Summary) | Inverse Emerging Markets 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWZX
Strengthening Dollar 2x Strategy Fund (Second Prospectus Summary) | Strengthening Dollar 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSDX
Strengthening Dollar 2x Strategy Fund (Second Prospectus Summary) | Strengthening Dollar 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYSJX
Weakening Dollar 2x Strategy Fund (Second Prospectus Summary) | Weakening Dollar 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWDX
Weakening Dollar 2x Strategy Fund (Second Prospectus Summary) | Weakening Dollar 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYWJX
Real Estate Fund (Second Prospectus Summary) | Real Estate Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYREX
Real Estate Fund (Second Prospectus Summary) | Real Estate Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCRX
Government Long Bond 1.2x Strategy Fund (Second Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYABX
Government Long Bond 1.2x Strategy Fund (Second Prospectus Summary) | Government Long Bond 1.2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYCGX
Inverse Government Long Bond Strategy Fund (Second Prospectus Summary) | Inverse Government Long Bond Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAQX
Inverse Government Long Bond Strategy Fund (Second Prospectus Summary) | Inverse Government Long Bond Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJCX
High Yield Strategy Fund (Second Prospectus Summary) | High Yield Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHDX
High Yield Strategy Fund (Second Prospectus Summary) | High Yield Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYHHX
Inverse High Yield Strategy Fund (Second Prospectus Summary) | Inverse High Yield Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYILX
Inverse High Yield Strategy Fund (Second Prospectus Summary) | Inverse High Yield Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYIYX
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAMX
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYISX
U.S. Long Short Momentum Fund (Second Prospectus Summary) | U.S. Long Short Momentum Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYQTX
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDOX
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDQX
Event Driven and Distressed Strategies Fund (Second Prospectus Summary) | Event Driven and Distressed Strategies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYDTX
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJJX
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJKX
Long Short Equity Strategy Fund (Second Prospectus Summary) | Long Short Equity Strategy Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJMX
Long Short Interest Rate Strategy Fund (Second Prospectus Summary) | Long Short Interest Rate Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBSX
Long Short Interest Rate Strategy Fund (Second Prospectus Summary) | Long Short Interest Rate Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBTX
Long Short Interest Rate Strategy Fund (Second Prospectus Summary) | Long Short Interest Rate Strategy Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYBVX
All-Asset Conservative Strategy Fund (Second Prospectus Summary) | All-Asset Conservative Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEOX
All-Asset Conservative Strategy Fund (Second Prospectus Summary) | All-Asset Conservative Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEEX
All-Asset Moderate Strategy Fund (Second Prospectus Summary) | All-Asset Moderate Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMOX
All-Asset Moderate Strategy Fund (Second Prospectus Summary) | All-Asset Moderate Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMYX
All-Asset Aggressive Strategy Fund (Second Prospectus Summary) | All-Asset Aggressive Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGGX
All-Asset Aggressive Strategy Fund (Second Prospectus Summary) | All-Asset Aggressive Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYGEX
U.S. Government Money Market Fund (Second Prospectus Summary) | U.S. Government Money Market Fund | Money Market Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYFXX
International 2x Strategy Fund (First Prospectus Summary) | International 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse International 2x Strategy Fund (First Prospectus Summary) | Inverse International 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse Pacific 2x Strategy Fund (First Prospectus Summary) | Inverse Pacific 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Latin America 2x Strategy Fund (First Prospectus Summary) | Latin America 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse Latin America 2x Strategy Fund (First Prospectus Summary) | Inverse Latin America 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse Europe 2x Strategy Fund (First Prospectus Summary) | Inverse Europe 2x Strategy Fund | H-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
International 2x Strategy Fund (Second Prospectus Summary) | International 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
International 2x Strategy Fund (Second Prospectus Summary) | International 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse International 2x Strategy Fund (Second Prospectus Summary) | Inverse International 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse International 2x Strategy Fund (Second Prospectus Summary) | Inverse International 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse Pacific 2x Strategy Fund (Second Prospectus Summary) | Inverse Pacific 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse Pacific 2x Strategy Fund (Second Prospectus Summary) | Inverse Pacific 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Latin America 2x Strategy Fund (Second Prospectus Summary) | Latin America 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Latin America 2x Strategy Fund (Second Prospectus Summary) | Latin America 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse Latin America 2x Strategy Fund (Second Prospectus Summary) | Inverse Latin America 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse Latin America 2x Strategy Fund (Second Prospectus Summary) | Inverse Latin America 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse Europe 2x Strategy Fund (Second Prospectus Summary) | Inverse Europe 2x Strategy Fund | A-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Inverse Europe 2x Strategy Fund (Second Prospectus Summary) | Inverse Europe 2x Strategy Fund | C-Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A